Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 30,119,227
Balance at ending	30,515,255
Balance at beginning	(17,890,828)
Balance at ending	(18,687,621)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	575,876
Gain / (Loss)	48,758
OCI	64,234
Acquisition	50,421
Disposal	(10,006)
Transfer	(41,594)
Balance at ending	687,689
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	312,974
Gain / (Loss)	48,758
OCI	6,900
Acquisition	4,199
Disposal	(6,194)
Transfer	(157,536)
Balance at ending	209,101
Balance at beginning	(295,876)
Gain for the period	118,372
OCI	0
Acquisition	0
Disposal	0
Transfer	174,815
Balance at ending	(2,689)
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	262,902
Gain / (Loss)	0
OCI	57,334
Acquisition	46,222
Disposal	(3,812)
Transfer	115,942
Balance at ending	₩ 478,588